ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
Schedule of Accounts Payable and Accrued Liabilities

	December 31,
	2012	2011

Government authorities	$101	$76
Accrued expenses	478	1,046
Tax liabilities	498	630
Bifurcated conversion feature presented in fair value	-	227
Others	143	154

	$1,220	$2,133